UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund Premium Class : FSPXX

This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$5,189,118,446
Number of Holdings	458
What did the Fund invest in?
(as of August 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	71.8
8-30	1.4
31-60	11.3
61-90	7.5
91-180	2.3
>180	6.1

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914536.100    457-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund : FABXX

This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Money Market Fund	$ 21	0.42%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$5,189,118,446
Number of Holdings	458
What did the Fund invest in?
(as of August 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	71.8
8-30	1.4
31-60	11.3
61-90	7.5
91-180	2.3
>180	6.1

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914537.100    6958-TSRS-1024

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2024
Fidelity® California Municipal Money Market Fund Fidelity® California Municipal Money Market Fund Institutional Class : FSBXX

This semi-annual shareholder report contains information about Fidelity® California Municipal Money Market Fund for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%
Key Fund Statistics
(as of August 31, 2024)

KEY FACTS
Fund Size	$5,189,118,446
Number of Holdings	458
What did the Fund invest in?
(as of August 31, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	71.8
8-30	1.4
31-60	11.3
61-90	7.5
91-180	2.3
>180	6.1

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914535.100    1868-TSRS-1024

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® California Municipal Money Market Fund

Semi-Annual Report
August 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® California Municipal Money Market Fund
Schedule of Investments August 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 40.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.2% 9/6/24, VRDN (b)(c)	7,161	7,161
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 3.45% 9/6/24, VRDN (b)(c)	14,600	14,600
TOTAL ALABAMA		21,761
Arizona - 0.2%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.13% 9/6/24, VRDN (b)	1,150	1,150
Series 2009 B, 3.13% 9/6/24, VRDN (b)	6,400	6,400
Series 2009 C, 3.2% 9/6/24, VRDN (b)	2,500	2,500
TOTAL ARIZONA		10,050
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 3.2% 9/6/24, VRDN (b)(c)	3,000	3,000
California - 35.9%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 2.9% 9/6/24, LOC BNP Paribas SA, VRDN (b)(c)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2007 A2, 2.15% 9/6/24, LOC MUFG Bank Ltd., VRDN (b)	300	300
Series 2007 C2, 2.18% 9/6/24, LOC MUFG Bank Ltd., VRDN (b)	1,500	1,500
Series 2007 D2, 2.14% 9/6/24, LOC Bank of America NA, VRDN (b)	3,400	3,400
Series 2008 C1, 2.18% 9/6/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	3,400	3,400
Series 2008 F1, 2.18% 9/6/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	7,000	7,000
Series 2024 B, 2.2% 9/6/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	36,750	36,750
Series 2024 D, 2.9% 9/3/24, LOC Toronto-Dominion Bank, VRDN (b)	21,200	21,200
Series 2024 E, 2.9% 9/3/24, LOC Bank of America NA, VRDN (b)	15,000	15,000
Series 2024 G, 2.14% 9/6/24, LOC Bank of America NA, VRDN (b)(d)	10,000	10,000
Series 2024 H, 3.85% 9/3/24, LOC Bank of America NA, VRDN (b)	44,850	44,850
Series 2024 I, 3.75% 9/3/24, LOC TD Banknorth, NA, VRDN (b)	20,200	20,200
Series 2024, 2.14% 9/6/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	78,555	78,555
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 2.97% 9/3/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	3,470	3,470
California Gen. Oblig.:
Series 2003 A1, 2.75% 9/3/24, LOC Barclays Bank PLC, VRDN (b)	280	280
Series 2003 C3, 2% 9/6/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,600	17,600
Series 2004 A2, 2.75% 9/3/24, LOC State Street Bank & Trust Co., Boston, VRDN (b)	500	500
Series 2004 A3, 2.75% 9/3/24, LOC State Street Bank & Trust Co., Boston, VRDN (b)	925	925
Series 2004 A9, 1.9% 9/6/24, LOC State Street Bank & Trust Co., Boston, VRDN (b)	130	130
Series 2005 A2-1, 1.82% 9/6/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	39,900	39,900
Series 2005 B3, 1.91% 9/6/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	33,850	33,850
Series 2005 B5, 2.75% 9/3/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,450	2,450
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 B, 2.7% 9/3/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,000	5,000
(Dignity Health Proj.) Series 2011 C, 2% 9/6/24, LOC Bank of Montreal, VRDN (b)	6,400	6,400
Series 2023 B, 2.8% 9/3/24, LOC Barclays Bank PLC, VRDN (b)	26,800	26,800
Series 2024 C1, 1.95% 9/6/24, VRDN (b)	4,500	4,500
Series 2024 C2, 2.45% 9/6/24, VRDN (b)	5,000	5,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 2008 B, 2.9% 9/3/24, VRDN (b)	25,000	25,000
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 2.97% 9/3/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	13,995	13,995
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 2.57% 9/6/24, LOC Wells Fargo Bank NA, VRDN (b)(c)(e)	36,715	36,709
California Pub. Fin. Auth. Rev.:
Series 2024 C, 3.55% 9/3/24, LOC Royal Bank of Canada, VRDN (b)	4,900	4,900
Series 2024 E, 3.65% 9/3/24, LOC TD Banknorth, NA, VRDN (b)	125	125
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 3% 9/3/24, LOC Wells Fargo Bank NA, VRDN (b)(c)	18,800	18,800
Series 2001 W2, 3% 9/3/24, LOC Wells Fargo Bank NA, VRDN (b)(c)	32,000	32,000
(Maple Square Apt. Proj.) Series AA, 3.05% 9/6/24, LOC Citibank NA, VRDN (b)(c)	4,155	4,155
(Terraces at Park Marino Proj.) Series I, 3.06% 9/6/24, LOC BMO Harris Bank NA, VRDN (b)(c)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 2.69% 9/6/24, LOC Citibank NA, VRDN (b)(c)	5,430	5,430
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 2.6% 9/6/24, LOC Wells Fargo Bank NA, VRDN (b)	7,240	7,240
Irvine Impt. Bond Act of 1915:
(Assessment District #03-19 Proj.) Series 2004 A, 2.7% 9/3/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	10,801	10,801
Series 2006 B, 2.7% 9/3/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	21,566	21,566
Irvine Ranch Wtr. District Rev.:
(District #105, 113, 135, 161, 182, 213, 235, 250, 261 Impt. Proj.) Series 2008 A, 2.19% 9/6/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	350	350
Series 2009 A, 2.7% 9/3/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	19,580	19,580
Series 2009 B, 2.85% 9/3/24, LOC Bank of America NA, VRDN (b)	2,225	2,225
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2005 21A, 2.7% 9/3/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,755	1,755
Series A, 2.7% 9/3/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,397	20,397
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B6, 2.85% 9/3/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,000	1,000
Series 2021 A1, 2.85% 9/3/24 (Liquidity Facility Royal Bank of Canada), VRDN (b)	44,130	44,130
Series 2023 C1, 2.85% 9/3/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	50,130	50,130
Series 2023 F1, 2.85% 9/3/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	59,490	59,490
Series A3, 2.86% 9/3/24 (Liquidity Facility Royal Bank of Canada), VRDN (b)	61,650	61,650
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 B4, 2.85% 9/3/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	500	500
Series 2019 A, 2.85% 9/3/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,070	4,070
Series 2019 A1, 2.88% 9/3/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	99,700	99,700
Series 2020 A, 2.9% 9/3/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	19,515	19,515
Series A1, 2.9% 9/3/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	200	200
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 2.69% 9/6/24, LOC Citibank NA, VRDN (b)(c)	2,100	2,100
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 2.05% 9/6/24, LOC Bank of America NA, VRDN (b)	85,670	85,670
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) Series 2009, 2.13% 9/6/24, LOC Bank of America NA, VRDN (b)	2,885	2,885
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 2.2% 9/6/24, LOC Bank of America NA, VRDN (b)	68,640	68,640
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 2.2% 9/3/24, LOC Bank of America NA, VRDN (b)	24,625	24,625
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
Series 2017 A, 2.5% 9/6/24, LOC Bank of America NA, VRDN (b)	142,885	142,885
Series 2020 F, 2.5% 9/6/24, LOC Mizuho Corporate Bank Ltd., VRDN (b)	2,250	2,250
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2018 B, 2% 9/6/24, LOC Barclays Bank PLC, VRDN (b)	225	225
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 2.59% 9/6/24, LOC Citibank NA, VRDN (b)(c)	550	550
(Mission Creek Cmnty. Proj.) Series B, 2.69% 9/6/24, LOC Citibank NA, VRDN (b)(c)	1,810	1,810
(Ocean Beach Apts. Proj.) Series B, 2.9% 9/6/24, LOC Citibank NA, VRDN (b)(c)	3,080	3,080
Series 2000 G, 2.55% 9/6/24, LOC Citibank NA, VRDN (b)(c)	5,840	5,840
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 2.19% 9/6/24, LOC Bank of America NA, VRDN (b)	61,780	61,780
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 2.03% 9/6/24, LOC Wells Fargo Bank NA, VRDN (b)	10,410	10,410
Univ. of California Revs.:
Series 2013 AL 2, 2.9% 9/3/24, VRDN (b)	28,700	28,700
Series 2013 AL 4, 2.85% 9/3/24, VRDN (b)	68,665	68,665
Series 2013 AL3, 2.9% 9/3/24, VRDN (b)	22,735	22,735
Series 2023 BP:
2.8% 9/3/24, VRDN (b)	46,185	46,185
3.45% 9/3/24, VRDN (b)	34,450	34,450
Series 2024 BY1, 2.05% 9/6/24, VRDN (b)	70,150	70,150
Series 2024 BY2, 2.05% 9/6/24, VRDN (b)	77,800	77,800
Series AL1, 2.9% 9/3/24, VRDN (b)	15,850	15,850
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 2.55% 9/6/24, LOC Freddie Mac, VRDN (b)(c)	15,000	15,000
FNMA:
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Salvation Army S.F. Proj.) Series 2003 EEE, 2.23% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	11,405	11,405
(The Crossings Sr. Apts./Phase II Proj.) Series J, 2.62% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	3,000	3,000
(Wilshire Court Proj.) Series AAA, 2.4% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	3,000	3,000
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 2.93% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	30,000	30,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 2.71% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	13,300	13,300
(Wood Canyon Villas Proj.) Series 2001 E, 2.62% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	8,810	8,810
San Jose Multi-family Hsg. Rev.:
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 2.93% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	16,500	16,500
(Kennedy Apt. Homes Proj.) Series 2002 K, 2.71% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	3,975	3,975
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 2.81% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	16,295	16,295
(Shaffer Road Apts. Proj.) Series A, 2.81% 9/6/24, LOC Fannie Mae, VRDN (b)(c)	3,900	3,900
TOTAL CALIFORNIA		1,864,513
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 3% 9/6/24, VRDN (b)	1,200	1,200
Florida - 1.5%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 3.2% 9/6/24, VRDN (b)(c)	900	900
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 3.2% 9/6/24, VRDN (b)(c)	5,300	5,300
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 3.05% 9/6/24, VRDN (b)(c)	9,500	9,500
Miami-Dade County Indl. Dev. Auth. Rev.:
(Florida Pwr. & Lt. Co. Proj.) Series 2021, 3.15% 9/6/24, VRDN (b)(c)	2,300	2,300
Series 2024 A, 3.15% 9/6/24, VRDN (b)(c)	29,200	29,200
Series 2024 B, 3.15% 9/6/24, VRDN (b)(c)	31,400	31,400
TOTAL FLORIDA		78,600
Georgia - 0.2%
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 3.2% 9/6/24, VRDN (b)(c)	7,600	7,600
Series 2019, 3.15% 9/6/24, VRDN (b)(c)	400	400
TOTAL GEORGIA		8,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 3.25% 9/6/24, VRDN (b)(c)	900	900
Iowa - 0.7%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2008 A, 3.13% 9/6/24, VRDN (b)(c)	14,500	14,500
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.1% 9/6/24, VRDN (b)(c)	22,445	22,445
TOTAL IOWA		36,945
Kansas - 0.0%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.33% 9/6/24, VRDN (b)	200	200
Series 2007 B, 3.33% 9/6/24, VRDN (b)	900	900
TOTAL KANSAS		1,100
Kentucky - 0.4%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 B1, 3.75% 9/3/24, VRDN (b)(c)	2,300	2,300
Series 2021 A1, 4.55% 9/3/24, VRDN (b)(c)	8,350	8,350
Series 2021 B1, 3.75% 9/3/24, VRDN (b)(c)	6,950	6,950
TOTAL KENTUCKY		17,600
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.1% 9/6/24, VRDN (b)	2,375	2,375
Series 2010 B1, 3.25% 9/6/24, VRDN (b)	200	200
TOTAL LOUISIANA		2,575
Nebraska - 0.0%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 3.2% 9/6/24, VRDN (b)(c)	700	700
Series 1998, 3.2% 9/6/24, VRDN (b)(c)	500	500
TOTAL NEBRASKA		1,200
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 3.4% 9/6/24, VRDN (b)(c)	6,800	6,800
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev.:
Series 1998, 3.35% 9/6/24, VRDN (b)(c)	3,275	3,275
Series A, 3.35% 9/6/24, VRDN (b)(c)	2,350	2,350
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 3.35% 9/6/24, VRDN (b)(c)	700	700
TOTAL SOUTH CAROLINA		6,325
Tennessee - 0.1%
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 3.2% 9/6/24, VRDN (b)(c)	3,500	3,500
Texas - 0.1%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 3.2% 9/6/24, VRDN (b)(c)	3,450	3,450
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.6% 9/6/24, VRDN (b)	17,000	17,000
Wyoming - 0.2%
Converse County Envir. Impt. Rev. Series 1995, 3.45% 9/6/24, VRDN (b)(c)	2,000	2,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 3.45% 9/6/24, VRDN (b)	1,600	1,600
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 3.5% 9/3/24, VRDN (b)(c)	6,000	6,000
TOTAL WYOMING		9,600
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,094,119)		2,094,119

Tender Option Bond - 19.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.1%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series MIZ 91 80, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	1,170	1,170
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 87, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	2,600	2,600
TOTAL ARIZONA		3,770
California - 18.9%
Burbank Glendale Pasadena Arpt. Auth. Rev. Participating VRDN Series XF 17 08, 2.97% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(h)	1,785	1,785
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN:
Series XF 16 35, 2.95% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(h)	6,750	6,750
Series XF 16 81, 3.05% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	14,000	14,000
Series XF 16 90, 2.94% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(h)	22,375	22,375
Series XG 05 74, 2.95% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(h)	9,910	9,910
Series XG 05 84, 2.95% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(h)	2,585	2,585
Series XM 11 11, 3.05% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	7,500	7,500
Series XM 11 38, 2.95% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(h)	4,000	4,000
California Edl. Facilities Auth. Rev. Participating VRDN Series 2022 XF 30 46, 2.93% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	8,000	8,000
California Gen. Oblig. Participating VRDN:
Series 2022 XF 14 15, 2.95% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(h)	1,705	1,705
Series 2022 ZF 30 55, 2.92% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	2,625	2,625
Series Floaters XF 10 38, 2.95% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(h)	10,480	10,480
Series Floaters YX 10 84, 2.92% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	3,500	3,500
Series XF 13 87, 2.95% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(h)	2,665	2,665
Series XF 16 27, 2.95% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	2,800	2,800
Series XF 16 32, 2.95% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	5,825	5,825
Series XF 30 20, 2.92% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	1,000	1,000
Series XF 31 49, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	12,340	12,340
Series XL 05 01, 2.95% 9/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(h)	2,375	2,375
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF2119, 2.93% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	2,665	2,665
Series BC 22 015, 3.17% 10/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	8,800	8,800
Series Floater BC 23 007, 3.17% 10/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	105,680	105,680
Series Floater BC 23 015, 3.17% 10/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	5,670	5,670
Series Floaters 013, 3.17% 10/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	42,800	42,800
Series Floaters XF 07 62, 3% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	7,365	7,365
Series Floaters XF 24 67, 2.95% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	10,000	10,000
Series Floaters XF 26 98, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	4,800	4,800
Series Floaters XL 00 45, 3.9% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	5,270	5,270
Series MIZ 91 02, 3.12% 9/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(h)	22,919	22,919
Series XF 14 32, 2.95% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(h)	1,000	1,000
Series XF 15 18, 2.95% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	3,930	3,930
Series XF 15 27, 2.96% 9/6/24 (Liquidity Facility Bank of America NA) (b)(f)(h)	2,670	2,670
Series XF 30 92, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	5,325	5,325
Series YX 13 12, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	10,695	10,695
California Muni. Fin. Auth. Participating VRDN Series ZL 04 77, 2.93% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	7,500	7,500
California Pub. Works Board Lease Rev. Participating VRDN:
Series XF 16 50, 2.97% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	4,130	4,130
Series YX 11 91, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	14,260	14,260
California State Univ. Rev. Participating VRDN:
Series XG 05 87, 2.95% 9/6/24 (Liquidity Facility Bank of America NA) (b)(f)(h)	1,800	1,800
Series XM 10 00, 2.95% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	9,525	9,525
Series ZL 02 88, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	13,490	13,490
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 84, 3.17% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	20,380	20,380
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series XF 17 31, 2.94% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(h)	3,045	3,045
Chaffey Unified High School District Participating VRDN Series XF 13 44, 2.95% 9/6/24 (Liquidity Facility Bank of America NA) (b)(f)(h)	4,760	4,760
Chino Valley Unified School District Participating VRDN Series XF 16 61, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	3,175	3,175
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series XF 16 97, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	4,800	4,800
Folsom-Cordova Unified School District Participating VRDN Series 2022 037, 3.15% 9/3/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	4,065	4,065
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series Floaters XG 02 43, 2.97% 9/6/24 (Liquidity Facility Bank of America NA) (b)(f)(h)	5,285	5,285
Long Beach Unified School District Participating VRDN:
Series XG 04 78, 2.98% 9/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(h)	6,465	6,465
Series XG 05 01, 2.95% 9/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(h)	1,920	1,920
Los Angeles County Facilities, Inc. Participating VRDN:
Series 2022 XF 13 76, 2.97% 9/6/24 (Liquidity Facility Bank of America NA) (b)(f)(h)	5,000	5,000
Series ZF 31 62, 2.95% 9/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(h)	1,670	1,670
Los Angeles County Gen. Oblig. Participating VRDN Series XF 30 05, 2.95% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	7,500	7,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series ZL 03 27, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	2,800	2,800
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN:
Series XM 10 94, 2.93% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	3,970	3,970
Series YX 12 93, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	5,250	5,250
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 2018 XF 06 75, 2.97% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	6,145	6,145
Series 2021 XF 12 49, 2.97% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	3,195	3,195
Series 2022 XF 13 84, 2.98% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(h)	1,500	1,500
Series 2022 XG 04 15, 2.95% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(h)	4,800	4,800
Series 2022 XM 10 37, 2.98% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(h)	4,000	4,000
Series 2022:
2.97% 9/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(h)	5,510	5,510
3% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(h)	5,600	5,600
Series Floaters XG 02 32, 2.96% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(h)	17,700	17,700
Series Floaters XX 10 28, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(h)	980	980
Series XF 13 68, 2.97% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	2,250	2,250
Series XF 13 73, 2.97% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	865	865
Series XF 15 84, 2.97% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	4,000	4,000
Series XF 30 11, 2.97% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(h)	2,800	2,800
Series XF 30 39, 2.97% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(h)	15,000	15,000
Series XG 04 76, 3.05% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	9,440	9,440
Series XL 04 61, 2.94% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(h)	8,780	8,780
Series XL 04 99, 2.93% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	3,000	3,000
Series XX 13 08, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(h)	7,500	7,500
Series YX 12 29, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(h)	13,960	13,960
Series ZF 16 73, 2.97% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	2,200	2,200
Series ZF 32 40, 2.94% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(h)	1,500	1,500
Series ZF 32 41, 2.94% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(h)	1,495	1,495
Series ZL 05 19, 2.95% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(h)	2,850	2,850
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series XF 14 41, 3.9% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	3,500	3,500
Series XF 14 49, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	1,835	1,835
Series XF 30 25, 2.95% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	8,000	8,000
Series XL 04 04, 2.94% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	4,665	4,665
Series XX 12 40, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	4,125	4,125
Series ZL 02 85, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	11,775	11,775
Series ZL 03 26, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	1,335	1,335
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series XL 03 99, 2.94% 9/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(h)	6,250	6,250
Series XM 11 53, 2.94% 9/6/24 (Liquidity Facility UBS AG) (b)(f)(h)	5,965	5,965
Los Angeles Hbr. Dept. Rev. Participating VRDN Series Floaters XF 07 61, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	1,500	1,500
Los Angeles Unified School District Participating VRDN:
Series 2022 ZL 03 61, 2.92% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	4,950	4,950
Series 2023, 2.93% 9/6/24 (Liquidity Facility Citibank NA) (b)(f)(h)	19,250	19,250
Series ZF 31 87, 2.93% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	4,150	4,150
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 14059, 2.94% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	6,000	6,000
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 2.95% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	2,524	2,524
North Orange County Cmnty. College District Rev. Participating VRDN Series XX 12 39, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	10,000	10,000
Palmdale School District Participating VRDN Series 2022 045, 3.15% 9/3/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	3,905	3,905
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN Series ZF 14 35, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	2,130	2,130
RBC Muni. Products, Inc. Trust Participating VRDN Series 2023, 2.92% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(h)	30,000	30,000
Riverside County Trans. Commission Toll Rev. Participating VRDN Series 2021 XG 03 41, 2.97% 9/6/24 (Liquidity Facility Bank of America NA) (b)(f)(h)	15,000	15,000
Sacramento City Unified School District Participating VRDN Series XG 03 93, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	4,800	4,800
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN:
Series XF 15 15, 2.98% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(h)	11,800	11,800
Series XF 15 22, 2.98% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(h)	7,235	7,235
Series XF 16 20, 2.97% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(h)	3,160	3,160
Series XF 31 80, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(h)	8,000	8,000
Series XL 05 46, 2.97% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	8,000	8,000
Series XX 12 15, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(h)	7,500	7,500
Series ZF 16 72, 3.02% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	7,250	7,250
Series ZL 05 10, 2.97% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(h)	10,400	10,400
San Diego Unified School District Participating VRDN:
Series XF 13 86, 2.95% 9/6/24 (Liquidity Facility Bank of America NA) (b)(f)(h)	2,915	2,915
Series XF 14 27, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	2,000	2,000
Series XF 31 50, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	5,400	5,400
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series XF 13 31, 2.95% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(h)	1,875	1,875
Series XF 15 01, 2.95% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	3,055	3,055
Series XG 03 81, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	3,640	3,640
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series 2023, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	1,975	1,975
Series Floaters XL 01 01, 2.97% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(h)	4,185	4,185
Series XG 03 63, 3% 9/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(h)	4,160	4,160
San Francisco City & County Ctfs. of Prtn. Participating VRDN Series XG 03 72, 2.95% 9/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(h)	3,135	3,135
Southern California Pub. Pwr. Auth. Participating VRDN Series XF 17 06, 2.95% 9/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(h)	1,535	1,535
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series 2022 XX 12 62, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	3,750	3,750
Series Floaters YX 10 97, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	3,750	3,750
Series XF 16 24, 3.9% 9/3/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	7,570	7,570
Series XG 03 66, 2.95% 9/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(h)	8,765	8,765
Series XX 12 01, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	7,500	7,500
Series XX 12 06, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	21,670	21,670
Series XX 12 75, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	2,685	2,685
Series YX 12 00, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	19,870	19,870
Series YX 12 05, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	7,020	7,020
Series YX 12 94, 2.95% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	1,875	1,875
Univ. of California Revs. Participating VRDN:
Series 2022 XF 14 12, 2.95% 9/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(h)	5,000	5,000
Series 2022 XF 30 48, 2.93% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	5,625	5,625
Series 2022 ZL 03 48, 2.93% 9/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(h)	4,000	4,000
Series XM 11 06, 2.92% 9/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(h)	5,685	5,685
Series XX 13 25, 2.94% 9/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	7,500	7,500
TOTAL CALIFORNIA		978,813
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2023, 3.22% 10/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	7,200	7,200
Delaware - 0.1%
Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 75, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	2,800	2,800
Illinois - 0.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 3.22% 10/4/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(h)	1,360	1,360
Minnesota - 0.1%
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 86, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	2,700	2,700
Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Bonds Series 2023 G 121, 3.12%, tender 12/2/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(h)	1,320	1,320
Tennessee - 0.0%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series MIZ 91 81, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	530	530
Texas - 0.1%
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.12%, tender 9/3/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)(h)(i)	1,400	1,400
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 85, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)(h)	2,600	2,600
Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.07%, tender 10/17/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)(h)	2,300	2,300
TOTAL TEXAS		6,300
Washington - 0.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.12%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)(h)	1,000	1,000
TOTAL TENDER OPTION BOND (Cost $1,005,793)		1,005,793

Other Municipal Security - 30.2%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 30.2%
Antelope Valley Cmnty. College District Bonds Series 2015:
0% 2/15/25 (Pre-Refunded to 2/15/25 @ 73.5)	200	145
5% 2/15/25 (Pre-Refunded to 2/15/25 @ 100)	140	141
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2014 S6, 5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	26,445	26,476
California Edl. Facilities Auth. Rev. Bonds:
Series 2009 C, 5.25% 10/1/24 (Escrowed to Maturity)	120	120
Series 2024 S3, 3.45% tender 11/18/24, CP mode	12,000	12,000
California Gen. Oblig.:
Bonds:
Series 2003:
5.5% 2/1/25	140	141
5.5% 2/1/25	220	222
Series 2014:
4% 10/1/24	100	100
5% 10/1/24	765	766
5% 10/1/24	890	891
5% 11/1/24	3,725	3,734
Series 2015 B, 5% 9/1/24	625	625
Series 2015:
4% 3/1/25	125	125
5% 3/1/25	175	176
Series 2016:
5% 9/1/24	165	165
5% 9/1/24	505	505
5% 9/1/24	1,050	1,050
5% 9/1/24	325	325
Series 2017, 5% 11/1/24	385	386
Series 2018:
4% 10/1/24	130	130
5% 10/1/24	1,200	1,202
5% 10/1/24	15,675	15,694
Series 2019:
4% 10/1/24	21,985	21,994
5% 4/1/25	250	252
5% 4/1/25	150	151
Series 2020:
4% 11/1/24	290	290
4% 3/1/25	835	838
5% 11/1/24	1,125	1,128
5% 3/1/25	210	212
Series 2021:
4% 12/1/24	325	325
5% 9/1/24	270	270
5% 10/1/24	640	641
5% 10/1/24	10,245	10,260
Series 2022:
5% 9/1/24	10,550	10,550
5% 9/1/24	300	300
5% 4/1/25	345	348
Series 2023:
5% 9/1/24	54,590	54,590
5% 9/1/24	40,420	40,420
5% 10/1/24	7,815	7,823
Series 2024:
4% 8/1/25 (j)	5,000	5,060
5% 9/1/24	25,735	25,735
5% 2/1/25 (j)	33,285	33,600
5% 8/1/25 (j)	47,290	48,293
Series 2024 A1:
3.05% 11/4/24, LOC Wells Fargo Bank NA, CP	28,460	28,460
3.4% 9/26/24, LOC Wells Fargo Bank NA, CP	10,000	10,000
Series 2024 A2:
3.15% 11/21/24, LOC Royal Bank of Canada, CP	41,495	41,495
3.38% 10/7/24, LOC Royal Bank of Canada, CP	30,140	30,140
Series 2024 A3, 3.2% 10/10/24, LOC UBS AG, CP	36,275	36,275
Series 2024 A4:
3.15% 10/9/24, LOC Toronto-Dominion Bank, CP	16,965	16,965
3.2% 11/14/24, LOC Toronto-Dominion Bank, CP	38,900	38,900
Series 2024 A6, 3.5% 9/3/24, LOC Bank of America NA, CP	17,000	17,000
Series 2024 A7:
3.55% 10/8/24, LOC State Street Bank & Trust Co., Boston, CP	17,260	17,260
3.55% 10/10/24, LOC State Street Bank & Trust Co., Boston, CP	20,260	20,260
Series 2024 A8, 3.1% 10/8/24, LOC Bank of Montreal, CP	11,755	11,755
California Health Facilities Fing. Auth. Rev. Bonds:
Series 2014 A, 5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	645	646
Series 2015, 5% 11/15/24	200	201
Series 2016 A, 5% 11/15/24 (Escrowed to Maturity)	300	301
Series 2016 B, 5% 11/15/24	130	130
Series 2017 A, 5% 11/15/24	375	376
Series 2018 A, 5% 11/15/24	7,480	7,506
Series 2021 A, 3%, tender 8/15/25 (b)	1,175	1,175
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2017, 5% 10/1/24	330	330
Series 2018, 5% 10/1/24	600	601
California Muni. Fin. Auth. Rev. Bonds Series 2015 A:
4.25% 2/1/25 (Pre-Refunded to 2/1/25 @ 100)	100	100
5% 2/1/25 (Pre-Refunded to 2/1/25 @ 100)	100	101
California Pub. Works Board Lease Rev. Bonds:
(Riverside Campus Projs.) Series 2017 H, 5% 4/1/25	250	252
(Various Cap. Projs.):
Series 2014 H, 5% 12/1/24	160	161
Series 2016 C, 5% 11/1/24	1,370	1,373
Series 2017 G, 4% 10/1/24	400	400
Series 2020 D, 5% 11/1/24	615	617
Series 2021 A, 5% 2/1/25	180	181
Series 2023 C, 5% 9/1/24	14,700	14,700
Series 2023 D, 5% 11/1/24	455	456
Series 2014 A, 5% 9/1/24	360	360
Series 2014 B, 5% 10/1/24	725	726
Series 2014 C, 5% 10/1/24	2,350	2,353
Series 2014 D, 5% 9/1/24	115	115
Series 2014 E, 5% 9/1/24	500	500
Series 2015 G, 5% 5/1/25	410	415
Series 2015 H, 5% 12/1/24	375	376
Series 2016 E, 5% 10/1/24	1,300	1,302
Series 2017 D, 5% 9/1/24	375	375
Series 2017 E, 5% 9/1/24	820	820
Series 2017, 5% 10/1/24	575	576
Series 2018 C, 5% 11/1/24	255	256
Series 2022 D, 5% 5/1/25	135	136
Series 2023 B, 5% 12/1/24	650	653
California State Univ. Rev.:
Bonds:
Series 2015 A:
4% 11/1/24	200	200
5% 11/1/24	425	426
Series 2017 A, 5% 11/1/24	1,175	1,178
Series 2021 A, 5% 11/1/24	375	376
Series 2024 A:
3.3% 11/4/24, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	6,786	6,786
3.5% 9/5/24, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	6,535	6,535
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2014:
5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	1,000	1,003
5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	160	161
5% 11/15/24 (Pre-Refunded to 11/15/24 @ 100)	2,200	2,206
5.25% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	985	986
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2024 A1:
3.23% 10/9/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	23,000	23,000
3.53% 9/5/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	39,210	39,210
Series 2024 A2:
3.2% 11/5/24 (Liquidity Facility Bank of America NA), CP	31,200	31,200
3.6% 10/2/24 (Liquidity Facility Bank of America NA), CP	33,800	33,800
Foothill-De Anza Commission Clctfs Bonds Series 2016:
4% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	505	505
5% 10/1/24 (Pre-Refunded to 10/1/24 @ 100)	290	290
Golden Gate Bridge & Hwy. District Series 2024 B:
3.8% 1/16/25, CP	16,800	16,800
3.85% 11/14/24, CP	3,750	3,750
3.85% 11/14/24, CP	5,000	5,000
3.85% 11/14/24, CP	875	875
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds:
Series 2015 A:
4% 6/1/25 (Pre-Refunded to 6/1/25 @ 100)	150	151
5% 6/1/25 (Pre-Refunded to 6/1/25 @ 100)	340	344
5% 6/1/25 (Pre-Refunded to 6/1/25 @ 100)	740	749
5% 6/1/25 (Pre-Refunded to 6/1/25 @ 100)	545	552
5% 6/1/25 (Pre-Refunded to 6/1/25 @ 100)	2,025	2,051
Series 2017 A1, 5% 6/1/25 (Escrowed to Maturity)	210	212
Jefferson School Di Sm County Bonds Series 2014 B:
4% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	120	120
5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	265	265
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series 2024 A, 3.5% 11/5/24, LOC Bank of Montreal, CP	45,136	45,136
Series 2024 C:
3.2% 11/20/24, LOC Bank of America NA, CP	61,039	61,039
3.35% 9/6/24, LOC Bank of America NA, CP	65,000	65,000
Series 2024 D:
3.5% 11/5/24, LOC Sumitomo Mitsui Banking Corp., CP	11,670	11,670
3.55% 10/2/24, LOC Sumitomo Mitsui Banking Corp., CP	4,200	4,200
Los Angeles County Gen. Oblig. TRAN Series 2024, 5% 6/30/25	61,320	62,180
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Bonds:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/24	100	100
Series 2016 D, 5% 12/1/24	110	110
Series 2021 F, 5% 12/1/24	225	226
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2024, 4% 6/2/25 (j)	10,000	10,089
Los Angeles Dept. Arpt. Rev. Bonds:
Series 2015 A, 5% 5/15/25 (c)	115	116
Series 2016 A, 5% 5/15/25 (c)	910	918
Series 2017 B, 5% 5/15/25 (c)	100	101
Series 2018 A, 5% 5/15/25 (c)	130	131
Series 2018 B, 5% 5/15/25 (c)	1,075	1,085
Series 2018 C, 5% 5/15/25 (c)	100	101
Series 2019 A, 5% 5/15/25 (c)	1,350	1,363
Series 2019 E, 5% 5/15/25	160	162
Series 2020 C, 5% 5/15/25 (c)	605	612
Series 2021 B, 5% 5/15/25	250	253
Series 2022 C, 5% 5/15/25 (c)	330	334
Series 2022 G, 5% 5/15/25 (c)	1,420	1,437
Series 2023 A, 5% 5/15/25 (c)	695	702
Los Angeles Gen. Oblig.:
Bonds Series 2021 B, 4% 9/1/24	375	375
TRAN Series 2024, 5% 6/26/25	98,220	99,447
Los Angeles Muni. Impt. Corp. Lease Rev.:
Bonds:
Series 2016 A:
4% 11/1/24	110	110
5% 11/1/24	960	963
Series 2016 B, 5% 11/1/24	370	371
Series 2020 A, 5% 11/1/24	405	406
Series 2024 A1:
3.1% 10/10/24, LOC BMO Harris Bank NA, CP	5,000	5,000
3.2% 10/22/24, LOC BMO Harris Bank NA, CP	9,000	9,000
Series 2024 A2, 3.2% 11/18/24, LOC Bank of America NA, CP	14,300	14,300
Los Angeles Unified School District Ctfs. of Prtn. Bonds:
Series 2020 A, 5% 10/1/24	975	976
Series 2023 A, 5% 10/1/24	1,165	1,167
Los Angeles Wastewtr. Sys. Rev. Series 2024 A2, 3.55% 9/10/24, LOC Toronto-Dominion Bank, CP	33,624	33,624
Orange County Trans. Auth. Bonds (I-405 Impt. Proj.) Series 2021:
4% 10/15/24 (Escrowed to Maturity)	2,030	2,032
5% 10/15/24 (Escrowed to Maturity)	26,615	26,665
Port of Oakland Port Rev.:
Series 2024 A, 3.45% 9/26/24, LOC Bank of America NA, CP (c)	2,342	2,342
Series 2024 D, 3.45% 9/26/24, LOC Bank of America NA, CP (c)	20,193	20,193
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 B, 5% 10/1/24	360	361
Riverside County Gen. Oblig. TRAN Series 2024, 5% 6/30/25	48,830	49,515
San Bernardino County Trans. Auth. Sales Tax Rev. Series 2024 A, 3.15% 10/3/24, LOC Barclays Bank PLC, CP	2,248	2,248
San Diego Unified School District TRAN Series 2024 A, 5% 6/30/25	15,310	15,539
San Francisco City & County Ctfs. of Prtn. Bonds Series 2020 R1, 5% 10/1/24	350	351
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series 2024 A1, 3.6% 9/12/24, LOC Sumitomo Mitsui Banking Corp., CP	12,500	12,500
Series 2024 A2, 3.1% 10/22/24, LOC Sumitomo Mitsui Banking Corp., CP	32,135	32,135
San Francisco Pub. Utils. Commission Wtr. Rev. Bonds:
Series 2015 A, 5% 11/1/24	125	125
Series 2016 B, 3% 11/1/24	100	100
Series 2016, 5% 11/1/24	155	155
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Bonds Series 2014 A:
5% 1/15/25 (Pre-Refunded to 1/15/25 @ 100)	110	111
5% 1/15/25 (Pre-Refunded to 1/15/25 @ 100)	305	307
5% 1/15/25 (Pre-Refunded to 1/15/25 @ 100)	1,905	1,916
San Jose Evergreen Cmnty. College District Bonds:
Series 2014 A, 5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	1,440	1,440
Series 2014 C:
4.125% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	345	345
5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	300	300
San Jose Int. Arpt. Rev. Series 2024 A1, 3.55% 10/9/24, LOC Bank of America NA, CP	21,614	21,614
San Mateo County Cmnty. College District Bonds Series 2014:
5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	250	250
5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	375	375
5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	275	275
5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	250	250
San Mateo Unified School District Bonds Series 2014:
4.5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	170	170
5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	1,000	1,000
5% 9/1/24 (Pre-Refunded to 9/1/24 @ 100)	150	150
Univ. of California Revs. Series 2024:
3.1% 11/13/24, CP	22,100	22,100
3.1% 11/13/24, CP	6,360	6,360
3.5% 10/10/24, CP	2,150	2,150
3.5% 11/20/24, CP	15,000	15,000
3.75% 11/13/24, CP	7,470	7,470
3.75% 12/19/24, CP	46,800	46,800
3.85% 11/14/24, CP	10,000	10,000
Walnut Energy Ctr. Auth. Rev. Series 2024 B, 3% 12/10/24, LOC Wells Fargo Bank NA, CP	18,331	18,331
TOTAL CALIFORNIA		1,567,789
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.17%, tender 3/28/25 (b)(i)	1,800	1,800
TOTAL OTHER MUNICIPAL SECURITY (Cost $1,569,589)		1,569,589

Investment Company - 10.4%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 3.22% (k)(l) (Cost $539,112)	539,009	539,112

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $5,208,613)	5,208,613
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(19,495)
NET ASSETS - 100.0%	5,189,118

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	A portion of the security sold on a delayed delivery basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,709,000 or 0.7% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,480,000 or 0.7% of net assets.

(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series MIZ 91 80, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	7/11/24	1,170

California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 84, 3.17% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/06/24	20,380

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.12%, tender 11/1/24 (Liquidity Facility Royal Bank of Canada)	5/01/24	1,000

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.12%, tender 9/5/24 (Liquidity Facility Royal Bank of Canada)	3/01/24	1,400

Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series MIZ 91 81, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	7/11/24	530

Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 75, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	6/20/24	2,800

Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 85, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/21/24	2,600

Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 86, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/21/24	2,700

Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 87, 3.24% 10/4/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/21/24	2,600

Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.07%, tender 10/17/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/12/23	2,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.22%	327,929	1,077,632	866,439	8,062	(10)	-	539,112	22.6%
Total	327,929	1,077,632	866,439	8,062	(10)	-	539,112

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of August 31, 2024 (Unaudited) Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,669,501)	$4,669,501
Fidelity Central Funds (cost $539,112)	539,112

Total Investment in Securities (cost $5,208,613)		$5,208,613
Cash		1
Receivable for investments sold
Regular delivery		27,400
Delayed delivery		15,000
Receivable for fund shares sold		25,905
Interest receivable		27,367
Distributions receivable from Fidelity Central Funds		1,865
Receivable from investment adviser for expense reductions		133
Other receivables		3
Total assets		5,306,287
Liabilities
Payable for investments purchased
Regular delivery	$23,013
Delayed delivery	74,280
Payable for fund shares redeemed	17,295
Distributions payable	1,421
Accrued management fee	867
Other affiliated payables	293
Total liabilities		117,169
Net Assets		$5,189,118
Net Assets consist of:
Paid in capital		$5,188,967
Total accumulated earnings (loss)		151
Net Assets		$5,189,118

Net Asset Value and Maximum Offering Price
Fidelity California Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($37,975 ÷ 37,984 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($3,430,430 ÷ 3,427,672 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,720,713 ÷ 1,719,335 shares)		$1.00
Statement of Operations
Six months ended August 31, 2024 (Unaudited) Amounts in thousands
Investment Income
Interest		$71,890
Income from Fidelity Central Funds		8,062
Total income		79,952
Expenses
Management fee	$4,760
Transfer agent fees	1,629
Independent trustees' fees and expenses	6
Total expenses before reductions	6,395
Expense reductions	(750)
Total expenses after reductions		5,645
Net Investment income (loss)		74,307
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(36)
Fidelity Central Funds	(10)
Total net realized gain (loss)		(46)
Net increase in net assets resulting from operations		$74,261
Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2024 (Unaudited)	Year ended February 29, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,307	$120,827
Net realized gain (loss)	(46)	(28)
Net increase in net assets resulting from operations	74,261	120,799
Distributions to shareholders	(74,284)	(120,738)

Share transactions - net increase (decrease)	945,068	266,351
Total increase (decrease) in net assets	945,045	266,412

Net Assets
Beginning of period	4,244,073	3,977,661
End of period	$5,189,118	$4,244,073

Financial Highlights
Fidelity® California Municipal Money Market Fund

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023 B
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) C	.015	.026	.009
Net realized and unrealized gain (loss) D	-	-	-
Total from investment operations	.015	.026	.009
Distributions from net investment income	(.015)	(.026)	(.009)
Distributions from net realized gain	-	-	- D
Total distributions	(.015)	(.026)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return E,F	1.48%	2.66%	.89%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.42% I	.42%	.42% I
Expenses net of fee waivers, if any	.42 % I	.42%	.42% I
Expenses net of all reductions	.42% I	.42%	.42% I
Net investment income (loss)	2.91% I	2.63%	2.12% I
Supplemental Data
Net assets, end of period (in millions)	$38	$25	$11

AFor the year ended February 29.
BFor the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.0005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
Fidelity® California Municipal Money Market Fund Institutional Class

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.016	.029	.014	- C	.003	.012
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.016	.029	.014	- C	.003	.012
Distributions from net investment income	(.016)	(.029)	(.014)	- C	(.003)	(.012)
Distributions from net realized gain	-	-	- C	-	- C	- C
Total distributions	(.016)	(.029)	(.014)	- C	(.003)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.59%	2.89%	1.38%	.01%	.26%	1.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20 % H	.20%	.20%	.09%	.18%	.20%
Expenses net of all reductions	.20% H	.20%	.20%	.09%	.18%	.20%
Net investment income (loss)	3.13% H	2.85%	1.57%	.01%	.29%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$3,430	$2,670	$2,340	$1,523	$1,963	$3,527

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Fidelity® California Municipal Money Market Fund Premium Class

	Six months ended (Unaudited) August 31, 2024	Years ended February 28, 2024 A	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.015	.028	.013	- C	.002	.011
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.015	.028	.013	- C	.002	.011
Distributions from net investment income	(.015)	(.028)	(.013)	- C	(.002)	(.011)
Distributions from net realized gain	-	-	- C	-	- C	- C
Total distributions	(.015)	(.028)	(.013)	- C	(.002)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.54%	2.79%	1.28%	.01%	.22%	1.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.30% H	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30 % H	.30%	.30%	.09%	.22%	.30%
Expenses net of all reductions	.30% H	.30%	.30%	.09%	.22%	.30%
Net investment income (loss)	3.03% H	2.75%	1.47%	.01%	.25%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$1,721	$1,549	$1,626	$446	$513	$675

AFor the year ended February 29.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity California Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$25
Gross unrealized depreciation	(25)
Net unrealized appreciation (depreciation)	$-
Tax cost	$5,208,613

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(24)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity California Municipal Money Market Fund	35.22
Institutional Class	773.05
Premium Class	821.10
	1,629

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity California Municipal Money Market Fund	46,760	57,550	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $748.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2024	Year ended February 29, 2024
Fidelity California Municipal Money Market Fund
Distributions to shareholders
Fidelity California Municipal Money Market Fund	$460	$559
Institutional Class	48,745	75,855
Premium Class	25,079	44,324
Total	$74,284	$120,738
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2024	Year ended February 29, 2024	Six months ended August 31, 2024	Year ended February 29, 2024
Fidelity California Municipal Money Market Fund
Fidelity California Municipal Money Market Fund
Shares sold	35,886	48,897	$35,886	$48,897
Reinvestment of distributions	411	471	411	471
Shares redeemed	(23,140)	(35,957)	(23,140)	(35,957)
Net increase (decrease)	13,157	13,411	$13,157	$13,411
Institutional Class
Shares sold	2,848,785	4,143,961	$2,848,784	$4,143,960
Reinvestment of distributions	43,112	66,428	43,112	66,428
Shares redeemed	(2,131,450)	(3,881,096)	(2,131,450)	(3,881,096)
Net increase (decrease)	760,447	329,293	$760,446	$329,292
Premium Class
Shares sold	651,804	1,018,144	$651,804	$1,018,144
Reinvestment of distributions	22,487	40,095	22,487	40,095
Shares redeemed	(502,826)	(1,134,591)	(502,826)	(1,134,591)
Net increase (decrease)	171,465	(76,352)	$171,465	$(76,352)
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.855636.117
SCM-SANN-1024

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2024